Stockholders' Equity (Deficit) (Details Narrative) (10-Q) - USD ($)	1 Months Ended		3 Months Ended					9 Months Ended		12 Months Ended
	Feb. 12, 2020	Mar. 31, 2019	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Sep. 16, 2009	Dec. 31, 2007
Preferred stock, shares authorized		50,000,000	10,000,000					10,000,000		50,000,000	50,000,000
Preferred stock, par value		$ 0.001	$ 0.001					$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued
Preferred stock, shares outstanding
Number of shares issued during period								59,215,648		59,215,648
Number of shares issued during period, value			$ 175,000	$ 325,000	$ 325,000			$ 825,000		$ 825,000
Common stock average closing price												$ 0.02
Accounts payable and accrued liabilities												$ 626,388
Increase in additional paid-in capital								$ 101,387		$ 101,387		$ 525,000
Number of shares issued for employees for services and compensation, shares	10,000,000							241,000,000		522,000,000
Number of shares issued for employees for services and compensation								$ 3,865,500		$ 4,561,500
Common stock issued for services and compensation			1,160,524	1,515,915			$ 10,000			3,098,643	$ 6,787,600
Number of common stock repurchased				$ 102			$ 91,000			102	$ 91,000
Reduction of common stock, value			200,000					200,000		200,000
Reduction of additional paid on capital			3,180,000					3,180,000		3,180,000
Reduction of prepaid assets			$ 3,380,000					$ 3,380,000		3,380,000
Beneficial conversion feature										$ 1,000,000
Common stock, shares issued		2,640,161,318	3,003,490,408					3,003,490,408		3,214,490,408	2,640,161,318
Common stock, shares outstanding		2,640,161,318	3,003,490,408					3,003,490,408		3,214,490,408	2,640,161,318
Shares granted in period
Nonqualified Plan [Member]
Number of shares authorized														65,000
Shares granted in period										47,500		47,500
Qualified Plan [Member]
Number of shares authorized													125,000
Shares granted in period										42,500		42,500
Joint Venture Agreement [Member]
Number of common stock cancelled, shares		200,000,000								200,000,000
Convertible Promissory Note [Member]
Number of common stock repurchased, shares								5,150		5,150
Number of common stock repurchased								$ 102		$ 102
Number of common stock cancelled, shares								22,500,000		22,500,000
Beneficial conversion feature								$ 1,000,000
Employees [Member]
Number of shares issued for employees for services and compensation, shares									285,618,592	15,618,592
Number of shares issued for employees for services and compensation									$ 831,800	$ 261,800
Common stock issued for services and compensation									1,844,639	2,836,843
Remaining common stock issued to employees compensation									2,020,861	1,724,657
Reduction of common stock, value			$ 22,500					$ 22,500		22,500
Stock based compensation expense			$ 0			$ 0			$ 0	$ 0	$ 0